As filed with the Securities and Exchange Commission on April 13, 2018

Securities Act File No. 002-74452

Investment Company Act File No. 811-03290

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 96	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 97	☒
(Check appropriate box or boxes)

BLACKROCK VARIABLE SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Variable Series Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Margery K. Neale, Esq.	Benjamin Archibald, Esq.
Willkie Farr & Gallagher LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6099	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 16, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $0.10 per share.

This filing relates solely to BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.

Explanatory Note

This Post-Effective Amendment No. 96 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 97 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Variable Series Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 16, 2018, the effectiveness of the registration statement for BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, filed in Post-Effective Amendment No. 89 on October 3, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 96 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 89 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Variable Series Funds, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on April 13, 2018.

BlackRock Variable Series Funds, Inc. (Registrant)
on behalf of its series,
BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	April 13, 2018
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	April 13, 2018
(Neal J. Andrews)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

HENRY GABBAY*	Director
(Henry Gabbay)

LENA G. GOLDBERG*	Director
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

*By: /s/ BENJAMIN ARCHIBALD
(Benjamin Archibald, Attorney-In-Fact)		April 13, 2018